CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS - CAD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Expenses
Accounting and legal fees	[1]	$ 138,690	$ 164,926	$ 190,180
Depreciation	[2]	412	2,508	2,822
Investor relations and shareholder information	[1]	83,654	57,872	75,297
Office facilities and administrative services	[1]	18,000	18,201	18,462
Office expenses		18,851	35,929	58,078
Property investigation expenses		1,592	21,519	71,179
Share-based payments	[1]	162,208	67,490	0
Transfer agent, listing and filing fees		23,457	28,784	18,746
Travel		8,470	16,106	31,135
Wages, benefits and consulting fees	[1]	143,106	168,163	220,478
Operating Expenses		(598,440)	(581,498)	(686,377)
Interest income and other income		7,228	2,683	1,048
Flow-through share premium recovery		149,658	0	0
Foreign exchange (loss)		(4,311)	(3,269)	(14,335)
Gain on disposal of equipment		8,635	19,181	0
Write-off of investment in associates - royalty interest	[3]	(560,139)	0	0
Write-down of exploration and evaluation assets	[4]	0	(263,937)	(583,776)
Net Income (Loss) Attributable to Parent		(997,369)	(826,840)	(1,283,440)
Other comprehensive income (loss)
Exchange difference arising on the translation of foreign subsidiary		(6,519)	24,545	(31,206)
Total comprehensive loss for the year		$ (1,003,888)	$ (802,295)	$ (1,314,646)
Basic and diluted loss per common share		$ (0.02)	$ (0.02)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted		61,804,273	39,875,312	31,365,657

[1]	Note 9.
[2]	Note 4.
[3]	Note 6.
[4]	Note 5.